Current and long-term debt - BCFL lease financing (LR2) (Details)			1 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 01, 2017 vessel	Apr. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2021 USD ($) vessel	Jul. 31, 2020 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,541,678,000			$ 1,436,224,000
BCFL Lease Financing (LR2s)
Disclosure of detailed information about borrowings [line items]
Deposit in debt service reserve account				$ 800,000
BCFL Lease Financing (LR2s) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel	$ 300,000
BCFL Lease Financing (LR2s) | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.50%
LR2 | BCFL Lease Financing (LR2s)
Disclosure of detailed information about borrowings [line items]
Increase through new leases, liabilities arising from financing activities			$ 1,900,000
Borrowings instrument, term			3 years
Finance lease daily rate per vessel			$ 1,910
LR2 | BCFL Lease Financing (LR2s) | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel					2	1
Borrowings					$ 3,800,000	$ 1,900,000
Vessels | NPTI September Closing | LR2 | BCFL Lease Financing (LR2s) | STI Solace, STI Solidarity and STI Stability
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		3
Borrowings, bareboat charter term		10 years
Vessels | NPTI September Closing | LR2 | BCFL Lease Financing (LR2s) | First of such options exercisable | STI Solace, STI Solidarity and STI Stability
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term		4 years